Fees Summary	Jun. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 556,000
Previously Paid Amount	0.00
Total Fee Amount	85.12
Total Offset Amount	0.00
Net Fee	85.12
Narrative - Max Aggregate Offering Price	$ 556,000
Final Prospectus	true